COMMITMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
COMMITMENTS [Text Block]

NOTE 17 – COMMITMENTS

The following is a summary of the Company’s undiscounted contractual obligations and commitments as at December 31, 2017:

		Payments Due by Period
	1 Year	2-3 Years	4-5 Years	Total
	$	$	$	$
Debt repayments (1)	1,000	-	6,500	7,500
Interest payments (2)	50	-	-	50
Operating leases	88	92	-	180
Financial contract liability	6,752	-	-	6,752
	7,890	92	6,500	14,482

(1)	Short-term and long-term loans from related parties
(2)	Fixed interest payments on loan from related parties of $1,000,000